UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2011
ITEM 1.	REPORT TO STOCKHOLDERS
AUGUST 31, 2011 Annual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents
4 Portfolio Management Review
9 Performance Summaries
24 Information About Each Fund's Expenses
28 Portfolio Summaries
30 Investment Portfolios
40 Statements of Assets and Liabilities
44 Statements of Operations
46 Statements of Changes in Net Assets
51 Financial Highlights
70 Notes to Financial Statements
84 Report of Independent Registered Public Accounting Firm
85 Tax Information
86 Summary of Management Fee Evaluation by Independent Fee Consultant
90 Board Members and Officers
94 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Market Overview and Fund Performance

Performance is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the funds' most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Both stocks and bonds delivered positive returns during the past 12 months ending August 31, 2011, providing a favorable backdrop for the funds.

The US equity market generated a robust performance, as gauged by the 18.50% return of the Standard & Poor's® 500 (S&P 500) Index.1 All of this gain occurred in the first half of the period, during which the improving growth outlook and the stimulus provided by the US Federal Reserve Board's (the Fed's) "QE2" policy combined to fuel an extended rally in the market.2 During the spring and summer, however, stocks were pressured by concerns about slowing economic growth, the European debt crisis and the drawn-out debt ceiling debate in the United States. Small-cap stocks returned 22.19% (as gauged by the Russell 2000® Index), outpacing the 19.06% return of the large-cap Russell 1000® Index.3,4

International stocks also produced solid gains in the annual period, but they trailed their US counterparts due to the disaster in Japan, the problems in Europe and rising interest rates in the emerging markets. The MSCI EAFE Index finished the 12-month period with a gain of 10.01%, while the MSCI Emerging Markets Index returned 9.07%.5,6

The bond market also experienced high volatility amid shifting investor sentiment, but the Barclays Capital U.S. Aggregate Bond Index nonetheless finished the annual period with a gain of 4.62%.7 The first half of the annual period proved challenging for the bond market, as the prospect of improving economic growth caused bond yields to rise (as prices fell). At its peak on February 8, 2011, the 10-year note stood at 3.72%, up significantly from 2.48% at the start of the period. The investment backdrop became more favorable for bonds during the second half of the year, as a string of weak economic reports from around the globe renewed investor fears about a possible "double-dip" recession. In addition, concerns about the debt problems in Europe and the protracted and difficult negotiations regarding the US debt limit and the downgrade in credit quality of government bonds in the United States fueled a "flight to quality" into Treasuries.8 The result was a plunge in yields — and concurrent rise in prices — during the second half of the annual period. The 10-year Treasury note closed the year at 2.22%, well off its previous high.

Elsewhere in the bond market, corporate bonds — as measured by the Barclays Capital Intermediate U.S. Aggregate Bond Index — gained 4.44% while high-yield bonds returned 8.37% based on the Credit Suisse High Yield Index.9,10 Both asset classes were boosted by investors' preference for higher-yielding securities at a time of ultra-low short-term interest rates.

The DWS Target Date Series provides a means for investors to achieve extensive portfolio diversification. Each fund in the series follows a dynamic "glide path" — or a shifting mix of various asset classes — throughout the life of the fund for a level of diversification. Though such diversification neither assures a profit nor guarantees against a loss, this path is designed to make the weightings in each fund more conservative as the targeted retirement date approaches. In this way, we manage the portfolios with each fund's specific target date in mind. Our strategy for managing the portfolios and evaluating how they perform consists of three components: long-term strategic asset allocations (which are set annually), short-term tactical asset allocations (which are made monthly) and our selection of funds within each asset class. The funds' investments are allocated among both DWS mutual funds and exchange-traded funds, or ETFs.11

For the one-year period ended August 31, 2011, the Class A shares of DWS LifeCompass Retirement Fund and the Class A shares of DWS LifeCompass 2040 Fund returned 7.81% and 14.34%, respectively, lagging the 7.97% and 14.61% average returns of the funds in their Lipper peer groups. In contrast, the Class A returns of the other three funds -— DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund -— returned 10.80%,12.08% and 14.44%, respectively, finishing ahead of the 10.66%, 11.83% and 13.75% average returns of the funds in their Lipper peer groups.12

Positive Contributors to Fund Performance

Among our equity categories, US small-cap equity had a positive impact in all funds, as DWS Small Cap Growth Fund and DWS Small Cap Core Fund outperformed their benchmarks. Additionally, DWS Growth & Income Fund and the DWS World Dividend Fund also were among the largest contributors to equity performance during the 12-month period ending August 31, 2011.

Negative Contributors to Fund Performance

Most of our fixed-income funds detracted, since they underperformed their benchmarks as spreads backed up in the last four months of the reporting period. US fixed-income funds detracted more in DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund with the DWS Core Fixed Income Fund and DWS Short Duration Fund having the largest impact, while international fixed-income funds detracted more in DWS LifeCompass 2020, 2030 and 2040 funds, as DWS Enhanced Emerging Markets Fixed Income Fund and DWS Enhanced Global Bond Fund significantly underperformed.

Within our equity allocation, US large-cap equities detracted in all DWS LifeCompass funds, as most funds underperformed their benchmarks with DWS Capital Growth Fund and DWS Strategic Value Fund underperforming the most. International equity funds also detracted in all DWS LifeCompass funds with DWS International Fund and DWS Emerging Markets Equity Fund being the largest detractors.

Outlook and Positioning

Our investment strategy is adaptive in that it seeks to position the funds' asset allocation to fit the global investment environment. We accomplish this by supplementing our broad, long-term allocation with tactical shifts designed to take advantage of the various opportunities available in the global financial markets or, when necessary, to reduce risk. Also, in the fourth calendar quarter of 2010, our concerns about the global economy prompted us to reduce the funds' weighting in international equities. We believe this approach is the most effective way to help the funds meet their long-term goals.

With regard to our current outlook and positioning, we believe there will be slower economic growth in the United States. Until the Eurozone governments take meaningful steps to resolving the region's debt crisis, we are likely to experience continued volatility in the world equity markets. Still, we believe the markets have largely priced in these risks, creating opportunities for longer-term investors.13

We are maintaining a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management. As the market environment continues to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Target Date Series. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

DWS Investments is the retail brand name in the US for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Subadvisor

QS Investors, LLC ("QS Investors"), New York, New York, is the subadvisor for the funds. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management and quantitative analysis.

Portfolio Management Team

Robert Wang

Inna Okounkova

Portfolio Managers, QS Investors, LLC

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 The S&P 500 Index tracks the performance of 500 leading US stocks and is widely considered representative of the US equity market. Index returns assume reinvested dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2 QE2 (Quantitative Easing 2) was an asset purchase program initiated by the US Federal Reserve Board as a means to jump-start the sluggish US economy.

3 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

4 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

5 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.

6 The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged, capitalization-weighted index of companies in a universe of 26 emerging markets. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

7 The Barclays Capital U.S. Aggregate Bond Index tracks the performance of the broad US investment-grade, fixed-rate bond market, including both government and corporate bonds.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

8 Credit quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The lower the rating the higher the probability of default. Credit quality represents the opinions of the ratings agency as to the quality of the securities they rate. Credit quality does not remove market risk and is subject to change.

9 The Barclays Capital Intermediate U.S. Aggregate Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

10 The Credit Suisse High Yield Index tracks the performance of the global high-yield debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

11 An exchange-traded fund (ETF) is a security that tracks an index, a commodity or a basket of assets like an index fund, but trades like a stock on an exchange.

12 For DWS LifeCompass Retirement, the Lipper Peer Group is the Mixed-Asset Target Allocation Conservative Funds which represent funds that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. For DWS LifeCompass 2015 Fund, the Lipper peer group is the Mixed-Asset Target 2015 Funds which represent funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011, to December 31, 2015. For DWS LifeCompass 2020 Fund, the Lipper peer group is the Mixed-Asset Target 2020 Funds which represent funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020. For DWS LifeCompass 2030 Fund, the Lipper peer group is the Mixed-Asset Target 2030 Funds which represent the funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030. For DWS LifeCompass 2040 Fund, the Lipper peer group is the Mixed-Asset Target 2040 Funds that represent funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.

13 The Eurozone refers to the European Union member states that have adopted the euro as their sole currency.

Performance Summaries August 31, 2011

DWS LifeCompass Retirement Fund
Average Annual Total Returns as of 8/31/11
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	7.81%	1.79%	1.62%	3.07%
Class B	7.00%	1.02%	0.88%	2.31%
Class C	7.01%	1.00%	0.89%	2.31%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	1.61%	-0.20%	0.43%	2.46%
Class B (max 4.00% CDSC)	4.00%	0.39%	0.70%	2.31%
Class C (max 1.00% CDSC)	7.01%	1.00%	0.89%	2.31%
No Sales Charges
Class S	8.18%	2.05%	1.88%	3.33%
Russell® 1000 Index+	19.06%	0.84%	1.11%	3.16%
Russell® 2000 Index++	22.19%	0.83%	1.53%	5.85%
Barclays Capital Intermediate U.S. Aggregate Bond Index+++	4.44%	6.78%	6.33%	5.46%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.32%, 2.01%, 1.98% and 1.00% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass Retirement Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/11	$11.06	$11.06	$11.05	$11.06
8/31/10	$10.47	$10.47	$10.46	$10.46
Distribution Information: Twelve Months as of 8/31/11: Income Dividends	$.23	$.14	$.14	$.25

Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	237	of	443	54
3-Year	368	of	394	94
5-Year	285	of	312	92
10-Year	82	of	98	83
Class B 1-Year	314	of	443	71
3-Year	378	of	394	96
5-Year	299	of	312	96
10-Year	90	of	98	91
Class C 1-Year	312	of	443	71
3-Year	379	of	394	96
5-Year	298	of	312	96
10-Year	90	of	98	91
Class S 1-Year	201	of	443	46
3-Year	362	of	394	92
5-Year	268	of	312	86
10-Year	75	of	98	76

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund
Average Annual Total Returns as of 8/31/11
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	10.80%	0.81%	0.82%	2.66%
Class B	9.88%	0.01%	0.04%	1.89%
Class C	9.89%	0.05%	0.05%	1.90%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	4.43%	-1.16%	-0.37%	2.06%
Class B (max 4.00% CDSC)	6.88%	-0.62%	-0.14%	1.89%
Class C (max 1.00% CDSC)	9.89%	0.05%	0.05%	1.90%
No Sales Charges
Class S	10.98%	1.03%	1.05%	2.91%
Russell 1000 Index+	19.06%	0.84%	1.11%	3.16%
Russell 2000 Index++	22.19%	0.83%	1.53%	5.85%
Barclays Capital U.S. Aggregate Bond Index+++	4.62%	7.23%	6.56%	5.71%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.25%, 1.97%, 1.94% and 1.01% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/11	$10.57	$10.55	$10.55	$10.55
8/31/10	$9.70	$9.69	$9.69	$9.69
Distribution Information: Twelve Months as of 8/31/11: Income Dividends	$.18	$.10	$.10	$.21

Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 8/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	75	of	128	59
3-Year	85	of	100	85
5-Year	39	of	47	82
10-Year	5	of	7	63
Class B 1-Year	97	of	128	76
3-Year	94	of	100	94
5-Year	47	of	47	98
10-Year	7	of	7	88
Class C 1-Year	96	of	128	75
3-Year	93	of	100	93
5-Year	46	of	47	96
10-Year	6	of	7	75
Class S 1-Year	73	of	128	57
3-Year	80	of	100	80
5-Year	36	of	47	75
10-Year	3	of	7	38

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund
Average Annual Total Returns as of 8/31/11
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	12.08%	0.40%	0.62%	2.51%
Class B	11.24%	-0.36%	-0.14%	1.75%
Class C	11.33%	-0.36%	-0.12%	1.76%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	5.63%	-1.56%	-0.57%	1.91%
Class B (max 4.00% CDSC)	8.24%	-0.99%	-0.36%	1.75%
Class C (max 1.00% CDSC)	11.33%	-0.36%	-0.12%	1.76%
No Sales Charges
Class S	12.43%	0.66%	0.88%	2.77%
Russell 1000 Index+	19.06%	0.84%	1.11%	3.16%
Russell 2000 Index++	22.19%	0.83%	1.53%	5.85%
Barclays Capital U.S. Aggregate Bond Index+++	4.62%	7.23%	6.56%	5.71%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.29%, 2.01%, 1.99% and 1.07% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/11	$12.74	$12.62	$12.63	$12.77
8/31/10	$11.56	$11.45	$11.45	$11.58
Distribution Information: Twelve Months as of 8/31/11: Income Dividends	$.22	$.12	$.12	$.25

Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 8/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	100	of	181	55
3-Year	139	of	153	91
5-Year	73	of	85	85
10-Year	15	of	17	84
Class B 1-Year	131	of	181	72
3-Year	146	of	153	95
5-Year	83	of	85	97
10-Year	17	of	17	95
Class C 1-Year	127	of	181	70
3-Year	145	of	153	95
5-Year	82	of	85	96
10-Year	16	of	17	89
Class S 1-Year	86	of	181	48
3-Year	136	of	153	89
5-Year	66	of	85	77
10-Year	14	of	17	78

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund
Average Annual Total Returns as of 8/31/11
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	Life of Fund*
Class A	14.44%	-0.35%	0.07%	2.71%
Class B	13.36%	-1.09%	-0.69%	1.94%
Class C	13.50%	-1.09%	-0.68%	1.94%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	7.86%	-2.30%	-1.11%	1.82%
Class B (max 4.00% CDSC)	10.36%	-1.70%	-0.86%	1.94%
Class C (max 1.00% CDSC)	13.50%	-1.09%	-0.68%	1.94%
No Sales Charges
Class S	14.72%	-0.09%	0.33%	2.96%
Russell 1000 Index+	19.06%	0.84%	1.11%	3.67%
Russell 2000 Index++	22.19%	0.83%	1.53%	4.61%
Barclays Capital U.S. Aggregate Bond Index+++	4.62%	7.23%	6.56%	5.47%

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.52%, 2.30%, 2.21% and 1.26% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/11	$9.10	$9.06	$9.06	$9.11
8/31/10	$8.04	$8.02	$8.01	$8.05
Distribution Information: Twelve Months as of 8/31/11: Income Dividends	$.10	$.03	$.03	$.13

Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 8/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	71	of	178	40
3-Year	133	of	150	89
5-Year	69	of	82	84
Class B 1-Year	120	of	178	68
3-Year	139	of	150	93
5-Year	79	of	82	96
Class C 1-Year	112	of	178	63
3-Year	140	of	150	93
5-Year	78	of	82	94
Class S 1-Year	57	of	178	32
3-Year	128	of	150	85
5-Year	64	of	82	78

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund
Average Annual Total Returns as of 8/31/11
Unadjusted for Sales Charge	1-Year	3-Year	Life of Fund*
Class A	14.34%	-1.24%	-3.48%
Class C	13.53%	-2.03%	-4.18%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	7.76%	-3.17%	-4.98%
Class C (max 1.00% CDSC)	13.53%	-2.03%	-4.18%
No Sales Charges
Class S	14.60%	-0.95%	-3.22%
Russell 1000 Index+	19.06%	0.84%	-2.58%
Russell 2000 Index++	22.19%	0.83%	-0.06%
Barclays Capital U.S. Aggregate Bond Index+++	4.62%	7.23%	6.38%

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 1.90%, 2.88% and 1.67% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund
Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 8/31/11	$7.92	$7.89	$7.94
8/31/10	$7.14	$7.11	$7.16
Distribution Information: Twelve Months as of 8/31/11: Income Dividends	$.09	$.03	$.11
Capital Gain Distributions	$.16	$.16	$.16

Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 8/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	115	of	176	65
3-Year	131	of	145	90
Class C 1-Year	143	of	176	81
3-Year	141	of	145	97
Class S 1-Year	101	of	176	58
3-Year	126	of	145	87

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2011 to August 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$981.60	$977.90	$977.90	$982.80
Expenses Paid per $1,000*	$3.10	$6.83	$6.83	$1.85
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$1,022.08	$1,018.30	$1,018.30	$1,023.34
Expenses Paid per $1,000*	$3.16	$6.97	$6.97	$1.89

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.62%	1.37%	1.37%	.37%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$958.80	$954.30	$954.30	$959.00
Expenses Paid per $1,000*	$2.86	$6.55	$6.55	$1.63
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$1,022.28	$1,018.50	$1,018.50	$1,023.54
Expenses Paid per $1,000*	$2.96	$6.77	$6.77	$1.68

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$945.80	$942.50	$943.20	$947.30
Expenses Paid per $1,000*	$2.89	$6.56	$6.56	$1.67
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$1,022.23	$1,018.45	$1,018.45	$1,023.49
Expenses Paid per $1,000*	$3.01	$6.82	$6.82	$1.73

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.59%	1.34%	1.34%	.34%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$922.00	$917.90	$917.90	$923.00
Expenses Paid per $1,000*	$2.81	$6.43	$6.43	$1.60
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$1,022.28	$1,018.50	$1,018.50	$1,023.54
Expenses Paid per $1,000*	$2.96	$6.77	$6.77	$1.68

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended August 31, 2011
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$911.40	$909.00	$912.60
Expenses Paid per $1,000*	$2.65	$6.26	$1.45
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/11	$1,022.43	$1,018.65	$1,023.69
Expenses Paid per $1,000*	$2.80	$6.61	$1.53

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.55%	1.30%	.30%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Portfolio Summaries

DWS LifeCompass Retirement Fund
Asset Allocation (As a % of Investment Portfolio)	8/31/11	8/31/10

Fixed Income — Money Market Fund	1%	1%
Fixed Income — Bond Funds	65%	63%
Equity — Equity Funds	30%	30%
Equity — Exchange-Traded Funds	4%	6%
	100%	100%

Target Allocation	8/31/11	8/31/10

Fixed Income Funds	65%	65%
Equity Funds	35%	35%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund
Asset Allocation (As a % of Investment Portfolio)	8/31/11	8/31/10

Fixed Income — Money Market Fund	0%	1%
Fixed Income — Bond Funds	46%	40%
Equity — Equity Funds	44%	49%
Equity — Exchange-Traded Funds	10%	10%
	100%	100%

Target Allocation	8/31/11	8/31/10

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund
Asset Allocation (As a % of Investment Portfolio)	8/31/11	8/31/10

Fixed Income — Money Market Fund	1%	1%
Fixed Income — Bond Funds	34%	29%
Equity — Equity Funds	53%	59%
Equity — Exchange-Traded Funds	12%	11%
	100%	100%

Target Allocation	8/31/11	8/31/10

Fixed Income Funds	30%	30%
Equity Funds	70%	70%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund
Asset Allocation (As a % of Investment Portfolio)	8/31/11	8/31/10

Fixed Income — Money Market Fund	1%	1%
Fixed Income — Bond Funds	14%	8%
Equity — Equity Funds	72%	77%
Equity — Exchange-Traded Funds	13%	14%
	100%	100%

Target Allocation	8/31/11	8/31/10

Fixed Income Funds	10%	10%
Equity Funds	90%	90%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund
Asset Allocation (As a % of Investment Portfolio)	8/31/11	8/31/10

Fixed Income — Money Market Fund	2%	2%
Fixed Income — Bond Funds	6%	3%
Equity — Equity Funds	79%	81%
Equity — Exchange-Traded Funds	13%	14%
	100%	100%

Target Allocation	8/31/11	8/31/10

Fixed Income Funds	5%	5%
Equity Funds	95%	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 30-39. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following each Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. Each Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Funds' current prospectus for more information.

Investment Portfolios as of August 31, 2011

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 30.3%
DWS Capital Growth Fund "Institutional"	47,172	2,430,760
DWS Diversified International Equity Fund "Institutional"	160,446	1,081,405
DWS Dreman Mid Cap Value Fund "Institutional"	84,411	895,603
DWS Dreman Small Cap Value Fund "Institutional"	25,032	840,570
DWS EAFE Equity Index Fund "Institutional"	89,505	1,068,691
DWS Emerging Markets Equity Fund "Institutional"	49,218	826,863
DWS Equity 500 Index Fund "Institutional"	28,198	3,913,316
DWS Global Thematic Fund "Institutional"	38,924	855,931
DWS Growth & Income Fund "Institutional"	151,032	2,433,119
DWS International Fund "Institutional"	39,959	1,621,152
DWS Large Cap Value Fund "Institutional"	68,274	1,159,977
DWS S&P 500 Plus Fund "S"	253,083	2,910,452
DWS Small Cap Core Fund "S"	49,698	808,589
DWS Small Cap Growth Fund "Institutional"*	36,592	798,079
DWS Strategic Value Fund "Institutional"	122,163	3,785,820
DWS Technology Fund "Institutional"	104,486	1,376,084
Total Equity — Equity Funds (Cost $25,154,442)		26,806,411

Equity — Exchange-Traded Funds 4.2%
iShares MSCI Italy Index Fund	57,631	784,358
iShares MSCI United Kingdom Index Fund	129,830	2,126,615
Vanguard FTSE All World ex-US Small-Cap Fund	9,063	835,790
Total Equity — Exchange-Traded Funds (Cost $3,724,527)		3,746,763

Fixed Income — Bond Funds 64.8%
DWS Core Fixed Income Fund "Institutional"	1,675,344	16,116,805
DWS Enhanced Commodity Strategy Fund "Institutional"	213,141	893,061
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	84,486	900,619
DWS Enhanced Global Bond Fund "S"	561,994	5,934,657
DWS Floating Rate Plus Fund "Institutional"	98,252	874,442
DWS Global Inflation Plus Fund "Institutional"	332,323	3,675,487
DWS High Income Fund "Institutional"	472,654	2,174,210
DWS Short Duration Plus Fund "Institutional"	1,136,816	10,561,020
DWS US Bond Index Fund "Institutional"	1,475,139	16,211,777
Total Fixed Income — Bond Funds (Cost $57,995,388)		57,342,078

Fixed Income — Money Market Fund 1.0%
Central Cash Management Fund, 0.09% (a) (Cost $839,954)	839,954	839,954

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $87,714,311)+	100.3	88,735,206
Other Assets and Liabilities, Net	(0.3)	(301,624)
Net Assets	100.0	88,433,582

* Non-income producing security.

+ The cost for federal income tax purposes was $88,694,729. At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $40,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,242,306 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,201,829.

(a) The rate shown is the annualized seven-day yield at period end.

During the year ended August 31, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $32,804,434 and $37,355,120, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $1,766,797 and $4,876,390, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$26,806,411	$—	$—	$26,806,411
Exchange-Traded Funds	3,746,763	—	—	3,746,763
Bond Funds	57,342,078	—	—	57,342,078
Money Market Funds	839,954	—	—	839,954
Total	$88,735,206	$—	$—	$88,735,206

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2011.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 44.0%
DWS Capital Growth Fund "Institutional"	113,831	5,865,723
DWS Diversified International Equity Fund "Institutional"	228,672	1,541,248
DWS Dreman Mid Cap Value Fund "Institutional"	140,489	1,490,592
DWS Dreman Small Cap Value Fund "Institutional"	51,371	1,725,044
DWS EAFE Equity Index Fund "Institutional"	122,988	1,468,478
DWS Emerging Markets Equity Fund "Institutional"	125,275	2,104,624
DWS Equity 500 Index Fund "Institutional"	72,915	10,119,113
DWS Global Thematic Fund "Institutional"	65,854	1,448,125
DWS Growth & Income Fund "Institutional"	372,122	5,994,880
DWS Health Care Fund "Institutional"*	58,060	1,513,612
DWS International Fund "Institutional"	82,098	3,330,711
DWS Large Cap Value Fund "Institutional"	219,398	3,727,574
DWS RREEF Real Estate Securities Fund "Institutional"	79,902	1,480,590
DWS S&P 500 Plus Fund "S"	642,632	7,390,270
DWS Small Cap Core Fund "S"	241,847	3,934,844
DWS Small Cap Growth Fund "Institutional"*	66,645	1,453,521
DWS Strategic Value Fund "Institutional"	262,214	8,126,006
DWS Technology Fund "Institutional"	221,975	2,923,408
Total Equity — Equity Funds (Cost $61,869,578)		65,638,363

Equity — Exchange-Traded Funds 10.0%
iShares MSCI Australia Index Fund	77,545	1,886,670
iShares MSCI Canada Index Fund	50,469	1,508,014
iShares MSCI Germany Index Fund	69,614	1,455,629
iShares MSCI Italy Index Fund	99,113	1,348,928
iShares MSCI Japan Index Fund	182,477	1,801,048
iShares MSCI United Kingdom Index Fund	311,788	5,107,087
Vanguard FTSE All World ex-US Small-Cap Fund	19,364	1,785,747
Total Equity — Exchange-Traded Funds (Cost $14,586,320)		14,893,123

Fixed Income — Bond Funds 45.9%
DWS Core Fixed Income Fund "Institutional"	1,805,150	17,365,547
DWS Enhanced Commodity Strategy Fund "Institutional"	365,661	1,532,120
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	145,095	1,546,714
DWS Enhanced Global Bond Fund "S"	703,843	7,432,585
DWS Floating Rate Plus Fund "Institutional"	168,122	1,496,290
DWS Global Inflation Plus Fund "Institutional"	569,883	6,302,903
DWS High Income Fund "Institutional"	810,498	3,728,290
DWS Short Duration Plus Fund "Institutional"	1,243,880	11,555,646
DWS US Bond Index Fund "Institutional"	1,588,811	17,461,030
Total Fixed Income — Bond Funds (Cost $69,020,181)		68,421,125
Fixed Income — Money Market Fund 0.4%
Central Cash Management Fund, 0.09% (a) (Cost $562,847)	562,847	562,847

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $146,038,926)+	100.3	149,515,458
Other Assets and Liabilities, Net	(0.3)	(493,857)
Net Assets	100.0	149,021,601

* Non-income producing.

+ The cost for federal income tax purposes was $148,038,391. At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,477,067. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,597,780 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,120,713.

(a) The rate shown is the annualized seven-day yield at period end.

During the year ended August 31, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $46,215,475 and $70,920,748, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $4,264,402 and $8,373,593, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$65,638,363	$—	$—	$65,638,363
Exchange-Traded Funds	14,893,123	—	—	14,893,123
Bond Funds	68,421,125	—	—	68,421,125
Money Market Funds	562,847	—	—	562,847
Total	$149,515,458	$—	$—	$149,515,458

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2011.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 53.7%
DWS Capital Growth Fund "Institutional"	109,070	5,620,403
DWS Diversified International Equity Fund "Institutional"	657,169	4,429,319
DWS Dreman Mid Cap Value Fund "Institutional"	195,565	2,074,949
DWS Dreman Small Cap Value Fund "Institutional"	91,656	3,077,803
DWS EAFE Equity Index Fund "Institutional"	171,518	2,047,921
DWS Emerging Markets Equity Fund "Institutional"	233,621	3,924,835
DWS Equity 500 Index Fund "Institutional"	134,934	18,726,119
DWS Global Thematic Fund "Institutional"	91,261	2,006,834
DWS Growth & Income Fund "Institutional"	631,515	10,173,708
DWS Health Care Fund "Institutional"*	126,413	3,295,592
DWS International Fund "Institutional"	95,245	3,864,108
DWS Large Cap Focus Growth Fund "Institutional"*	92,787	2,640,709
DWS Large Cap Value Fund "Institutional"	511,184	8,685,010
DWS RREEF Real Estate Securities Fund "Institutional"	110,725	2,051,740
DWS S&P 500 Plus Fund "S"	940,464	10,815,331
DWS Small Cap Core Fund "S"	354,108	5,761,338
DWS Small Cap Growth Fund "Institutional"*	114,583	2,499,046
DWS Strategic Value Fund "Institutional"	355,214	11,008,084
DWS Technology Fund "Institutional"	408,081	5,374,426
DWS World Dividend Fund "Institutional"	135,200	3,133,938
Total Equity — Equity Funds (Cost $108,140,757)		111,211,213

Equity — Exchange-Traded Funds 11.9%
iShares MSCI Australia Index Fund	117,147	2,850,186
iShares MSCI Canada Index Fund	89,279	2,667,657
iShares MSCI Germany Index Fund	90,518	1,892,731
iShares MSCI Italy Index Fund	138,379	1,883,338
iShares MSCI Japan Index Fund	367,548	3,627,699
iShares MSCI United Kingdom Index Fund	495,939	8,123,481
Vanguard FTSE All World ex-US Small-Cap Fund	37,886	3,493,847
Total Equity — Exchange-Traded Funds (Cost $23,169,584)		24,538,939

Fixed Income — Bond Funds 34.2%
DWS Core Fixed Income Fund "Institutional"	1,887,609	18,158,797
DWS Enhanced Commodity Strategy Fund "Institutional"	510,584	2,139,347
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	202,742	2,161,226
DWS Enhanced Global Bond Fund "S"	538,906	5,690,851
DWS Floating Rate Plus Fund "Institutional"	234,720	2,089,008
DWS Global Inflation Plus Fund "Institutional"	597,892	6,612,686
DWS High Income Fund "Institutional"	1,020,144	4,692,660
DWS Short Duration Plus Fund "Institutional"	1,191,849	11,072,276
DWS US Bond Index Fund "Institutional"	1,662,659	18,272,619
Total Fixed Income — Bond Funds (Cost $70,941,168)		70,889,470

Fixed Income — Money Market Fund 0.5%
Central Cash Management Fund, 0.09% (a) (Cost $1,069,091)	1,069,091	1,069,091

	% of Net Assets	Value ($)

Total Long Positions (Cost $203,320,600)+	100.3	207,708,713
Other Assets and Liabilities, Net	(0.3)	(636,492)
Net Assets	100.0	207,072,221

* Non-income producing security.

+ The cost for federal income tax purposes was $206,028,395. At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,680,318. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,104,022 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,423,704.

(a) The rate shown is the annualized seven-day yield at period end.

During year ended August 31, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $51,002,408 and $67,964,590, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $5,815,000 and $5,959,582, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$111,211,213	$—	$—	$111,211,213
Exchange-Traded Funds	24,538,939	—	—	24,538,939
Bond Funds	70,889,470	—	—	70,889,470
Money Market Funds	1,069,091	—	—	1,069,091
Total	$207,708,713	$—	$—	$207,708,713

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2011.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 73.3%
DWS Capital Growth Fund "Institutional"	65,088	3,353,980
DWS Diversified International Equity Fund "Institutional"	358,727	2,417,820
DWS Dreman Mid Cap Value Fund "Institutional"	60,815	645,252
DWS Dreman Small Cap Value Fund "Institutional"	40,173	1,349,009
DWS EAFE Equity Index Fund "Institutional"	52,160	622,786
DWS Emerging Markets Equity Fund "Institutional"	107,900	1,812,720
DWS Equity 500 Index Fund "Institutional"	45,907	6,370,975
DWS Global Small Cap Growth Fund "Institutional"	16,423	624,390
DWS Global Thematic Fund "Institutional"	28,165	619,348
DWS Growth & Income Fund "Institutional"	304,144	4,899,756
DWS Health Care Fund "Institutional"*	32,832	855,942
DWS International Fund "Institutional"	47,805	1,939,454
DWS Large Cap Value Fund "Institutional"	149,161	2,534,251
DWS RREEF Real Estate Securities Fund "Institutional"	45,644	845,789
DWS S&P 500 Plus Fund "S"	401,087	4,612,506
DWS Small Cap Core Fund "S"	142,103	2,312,021
DWS Small Cap Growth Fund "Institutional"*	46,727	1,019,120
DWS Strategic Value Fund "Institutional"	168,449	5,220,235
DWS Technology Fund "Institutional"	184,530	2,430,254
DWS World Dividend Fund "Institutional"	48,739	1,129,770
Total Equity — Equity Funds (Cost $42,980,329)		45,615,378

Equity — Exchange-Traded Funds 13.2%
iShares MSCI Australia Index Fund	43,968	1,069,741
iShares MSCI Canada Index Fund	38,242	1,142,671
iShares MSCI EAFE Small Cap Index Fund	15,560	612,442
iShares MSCI Germany Index Fund	32,641	682,523
iShares MSCI Italy Index Fund	42,432	577,499
iShares MSCI Japan Index Fund	97,434	961,674
iShares MSCI United Kingdom Index Fund	158,337	2,593,560
Vanguard FTSE All World ex-US Small-Cap Fund	6,636	611,972
Total Equity — Exchange-Traded Funds (Cost $7,839,676)		8,252,082

Fixed Income — Bond Funds 14.1%
DWS Core Fixed Income Fund "Institutional"	165,040	1,587,683
DWS Enhanced Commodity Strategy Fund "Institutional"	156,921	657,499
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	62,684	668,216
DWS Enhanced Global Bond Fund "S"	99,108	1,046,580
DWS Global Inflation Plus Fund "Institutional"	61,422	679,323
DWS High Income Fund "Institutional"	174,742	803,812
DWS Short Duration Plus Fund "Institutional"	185,782	1,725,911
DWS US Bond Index Fund "Institutional"	144,972	1,593,242
Total Fixed Income — Bond Funds (Cost $8,678,977)		8,762,266

Fixed Income — Money Market Fund 0.6%
Central Cash Management Fund, 0.09% (a) (Cost $365,387)	365,387	365,387

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $59,864,369)+	101.2	62,995,113
Other Assets and Liabilities, Net	(1.2)	(762,541)
Net Assets	100.0	62,232,572

* Non-income producing security.

+ The cost for federal income tax purposes was $60,662,662. At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $2,332,451. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,159,178 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,826,727.

(a) The rate shown is the annualized seven-day yield at period end.

During the year ended August 31, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $19,217,593 and 19,872,016, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $1,297,176 and $1,981,582, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$45,615,378	$—	$—	$45,615,378
Exchange-Traded Funds	8,252,082	—	—	8,252,082
Bond Funds	8,762,266	—	—	8,762,266
Money Market Funds	365,387	—	—	365,387
Total	$62,995,113	$—	$—	$62,995,113

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2011.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 79.6%
DWS Capital Growth Fund "Institutional"	43,579	2,245,633
DWS Diversified International Equity Fund "Institutional"	205,381	1,384,268
DWS Dreman Mid Cap Value Fund "Institutional"	35,658	378,336
DWS Dreman Small Cap Value Fund "Institutional"	25,097	842,745
DWS EAFE Equity Index Fund "Institutional"	59,463	709,990
DWS Emerging Markets Equity Fund "Institutional"	67,236	1,129,559
DWS Equity 500 Index Fund "Institutional"	22,878	3,175,072
DWS Global Small Cap Growth Fund "Institutional"	8,366	318,066
DWS Global Thematic Fund "Institutional"	21,703	477,254
DWS Growth & Income Fund "Institutional"	147,994	2,384,189
DWS Health Care Fund "Institutional"*	11,949	311,520
DWS International Fund "Institutional"	38,014	1,542,226
DWS Large Cap Value Fund "Institutional"	64,543	1,096,585
DWS RREEF Real Estate Securities Fund "Institutional"	21,874	405,319
DWS S&P 500 Plus Fund "S"	202,656	2,330,548
DWS Small Cap Core Fund "S"	69,330	1,127,992
DWS Small Cap Growth Fund "Institutional"*	26,152	570,381
DWS Strategic Value Fund "Institutional"	97,003	3,006,130
DWS Technology Fund "Institutional"	78,070	1,028,176
DWS World Dividend Fund "Institutional"	19,106	442,885
Total Equity — Equity Funds (Cost $23,205,896)		24,906,874

Equity — Exchange-Traded Funds 13.1%
iShares MSCI Australia Index Fund	16,751	407,552
iShares MSCI Canada Index Fund	17,982	537,302
iShares MSCI EAFE Small Cap Index Fund	7,737	304,528
iShares MSCI Germany Index Fund	12,914	270,032
iShares MSCI Italy Index Fund	20,899	284,435
iShares MSCI Japan Index Fund	41,348	408,105
iShares MSCI United Kingdom Index Fund	78,078	1,278,918
Vanguard FTSE All World ex-US Small-Cap Fund	6,537	602,842
Total Equity — Exchange-Traded Funds (Cost $3,905,118)		4,093,714

Fixed Income — Bond Funds 5.8%
DWS Core Fixed Income Fund "Institutional"	39,152	376,638
DWS Enhanced Commodity Strategy Fund "Institutional"	78,250	327,869
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	30,729	327,572
DWS High Income Fund "Institutional"	69,427	319,366
DWS Short Duration Plus Fund "Institutional"	9,171	85,200
DWS US Bond Index Fund "Institutional"	34,657	380,881
Total Fixed Income — Bond Funds (Cost $1,799,505)		1,817,526
Fixed Income — Money Market Fund 2.1%
Central Cash Management Fund, 0.09% (a) (Cost $648,102)	648,102	648,102

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $29,558,621)+	100.6	31,466,216
Other Assets and Liabilities, Net	(0.6)	(185,892)
Net Assets	100.0	31,280,324

* Non-income producing.

+ The cost for federal income tax purposes was $29,777,092. At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,689,124. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,146,546 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $457,422.

(a) The rate shown is the annualized seven-day yield at period end.

During the year ended August 31, 2011, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $12,757,012 and $8,997,073, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $1,007,046 and $640,304, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$24,906,874	$—	$—	$24,906,874
Exchange-Traded Funds	4,093,714	—	—	4,093,714
Bond Funds	1,817,526	—	—	1,817,526
Money Market Funds	648,102	—	—	648,102
Total	$31,466,216	$—	$—	$31,466,216

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended August 31, 2011.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of August 31, 2011
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $83,989,784, $131,452,606 and $180,151,016)	$84,988,443	$134,622,335	$183,169,774
Investments in non-affiliated Underlying Funds, at value (cost $3,724,527, $14,586,320 and $23,169,584)	3,746,763	14,893,123	24,538,939
Total investments in securities, at value (cost $87,714,311, $146,038,926 and $203,320,600)	88,735,206	149,515,458	207,708,713
Receivable for Fund shares sold	14,219	32,541	77,290
Dividends receivable	18,801	22,776	21,305
Interest receivable	86	86	137
Other assets	18,398	19,285	20,647
Total assets	88,786,710	149,590,146	207,828,092
Liabilities
Payable for Fund shares redeemed	236,525	407,255	516,828
Other accrued expenses and payables	116,603	161,290	239,043
Total liabilities	353,128	568,545	755,871
Net assets, at value	$88,433,582	$149,021,601	$207,072,221
Net Assets Consist of
Undistributed net investment income	517,378	699,254	3,430,224
Net unrealized appreciation (depreciation) on investments	1,020,895	3,476,532	4,388,113
Accumulated net realized gain (loss)	(17,107,389)	(51,094,610)	(42,050,891)
Paid-in capital	104,002,698	195,940,425	241,304,775
Net assets, at value	$88,433,582	$149,021,601	$207,072,221

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2011 (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $52,024,693 and $25,653,503)	$54,743,031	$27,372,502
Investments in non-affiliated Underlying Funds, at value (cost $7,839,676 and $3,905,118)	8,252,082	4,093,714
Total investments in securities, at value (cost $59,864,369 and $29,558,621)	62,995,113	31,466,216
Receivable for Fund shares sold	145,131	35,574
Dividends receivable	1,580	326
Interest receivable	37	45
Due from Advisor	5,637	5,890
Other assets	32,434	10,213
Total assets	63,179,932	31,518,264
Liabilities
Payable for Fund shares redeemed	851,133	172,454
Other accrued expenses and payables	96,227	65,486
Total liabilities	947,360	237,940
Net assets, at value	$62,232,572	$31,280,324
Net Assets Consist of
Undistributed net investment income	511,986	126,953
Net unrealized appreciation (depreciation) on investments	3,130,744	1,907,595
Accumulated net realized gain (loss)	(6,701,434)	519,027
Paid-in capital	65,291,276	28,726,749
Net assets, at value	$62,232,572	$31,280,324

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2011 (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$27,395,454	$63,049,608	$78,810,501
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,476,528	5,967,007	6,184,798
Net Asset Value and redemption price per share	$11.06	$10.57	$12.74
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$11.73	$11.21	$13.52
Class B Net assets applicable to shares outstanding	$1,275,833	$3,236,722	$5,155,079
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	115,343	306,657	408,389
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.06	$10.55	$12.62
Class C Net assets applicable to shares outstanding	$5,740,676	$13,136,874	$15,643,742
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	519,349	1,245,099	1,238,943
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.05	$10.55	$12.63
Class S Net assets applicable to shares outstanding	$54,021,619	$69,598,397	$107,462,899
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,884,591	6,595,186	8,417,708
Net Asset Value, offering and redemption price per share	$11.06	$10.55	$12.77

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2011 (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$37,963,324	$17,464,054
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,173,906	2,204,311
Net Asset Value and redemption price per share	$9.10	$7.92
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$9.66	$8.40
Class B Net assets applicable to shares outstanding	$1,321,571	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	145,821	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.06	—
Class C Net assets applicable to shares outstanding	$4,585,689	$232,512
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	506,302	29,484
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.06	$7.89
Class S Net assets applicable to shares outstanding	$18,361,988	$13,583,758
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,016,525	1,710,096
Net Asset Value, offering and redemption price per share	$9.11	$7.94

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the year ended August 31, 2011
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$2,426,034	$3,615,165	$4,442,439
Dividends	161,393	432,181	624,352
Total income	2,587,427	4,047,346	5,066,791
Expenses: Administration fee	94,470	164,635	221,492
Services to shareholders	170,818	354,225	561,448
Distribution and service fees	156,246	379,920	471,391
Custodian fee	13,472	14,696	13,890
Audit and tax fees	42,882	41,130	42,887
Legal fees	4,529	7,985	8,755
Reports to shareholders	10,109	26,747	37,652
Registration fees	49,489	51,178	49,904
Trustees' fees and expenses	4,714	6,938	10,813
Other	3,905	4,914	8,150
Total expenses before expense reductions	550,634	1,052,368	1,426,382
Expense reductions	(42,888)	(126,630)	(198,500)
Total expenses after expense reductions	507,746	925,738	1,227,882
Net investment income	2,079,681	3,121,608	3,838,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	3,036,182	3,953,986	4,681,889
Sale of non-affiliated Underlying Funds	779,291	1,437,644	407,277
Capital gain distributions from affiliated Underlying Funds	165,157	234,751	273,196
	3,980,630	5,626,381	5,362,362
Change in net unrealized appreciation (depreciation) on investments	1,335,804	9,286,088	15,938,665
Net gain (loss)	5,316,434	14,912,469	21,301,027
Net increase (decrease) in net assets resulting from operations	$7,396,115	$18,034,077	$25,139,936

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2011 (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$1,008,336	$399,250
Dividends	230,235	99,318
Total income	1,238,571	498,568
Expenses: Administration fee	65,906	30,032
Services to shareholders	159,158	77,913
Distribution and service fees	178,092	46,451
Custodian fee	7,936	9,663
Audit and tax fees	42,858	43,341
Legal fees	10,152	10,083
Reports to shareholders	20,321	19,170
Registration fees	48,427	35,727
Trustees' fees and expenses	3,733	3,461
Other	3,264	3,406
Total expenses before expense reductions	539,847	279,247
Expense reductions	(142,865)	(141,861)
Total expenses after expense reductions	396,982	137,386
Net investment income	841,589	361,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	1,608,540	1,116,518
Sale of non-affiliated Underlying Funds	377,299	42,417
Capital gain distributions from affiliated Underlying Funds	56,222	13,628
	2,042,061	1,172,563
Change in net unrealized appreciation (depreciation) on investments	5,243,074	1,620,889
Net gain (loss)	7,285,135	2,793,452
Net increase (decrease) in net assets resulting from operations	$8,126,724	$3,154,634

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2011	2010
Operations: Net investment income	$2,079,681	$2,362,629
Net realized gain (loss)	3,980,630	(3,255,989)
Change in net unrealized appreciation (depreciation)	1,335,804	7,236,634
Net increase (decrease) in net assets resulting from operations	7,396,115	6,343,274
Distributions to shareholders from: Net investment income: Class A	(619,675)	(852,158)
Class B	(22,616)	(57,533)
Class C	(83,937)	(146,757)
Class S	(1,272,345)	(1,563,614)
Total distributions	(1,998,573)	(2,620,062)
Fund share transactions: Proceeds from shares sold	13,246,278	16,267,422
Reinvestment of distributions	1,857,229	2,426,284
Payments for shares redeemed	(25,376,517)	(23,863,835)
Net increase (decrease) in net assets from Fund share transactions	(10,273,010)	(5,170,129)
Increase (decrease) in net assets	(4,875,468)	(1,446,917)
Net assets at beginning of period	93,309,050	94,755,967
Net assets at end of period (including undistributed net investment income of $517,378 and $294,994, respectively)	$88,433,582	$93,309,050

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2011	2010
Operations: Net investment income	$3,121,608	$3,594,559
Net realized gain (loss)	5,626,381	(13,244,561)
Change in net unrealized appreciation (depreciation)	9,286,088	19,969,231
Net increase (decrease) in net assets resulting from operations	18,034,077	10,319,229
Distributions to shareholders from: Net investment income: Class A	(1,211,886)	(1,707,355)
Class B	(46,984)	(132,705)
Class C	(140,080)	(254,655)
Class S	(1,419,083)	(1,850,771)
Total distributions	(2,818,033)	(3,945,486)
Fund share transactions: Proceeds from shares sold	29,751,711	28,017,041
Reinvestment of distributions	2,732,145	3,806,958
Payments for shares redeemed	(63,400,011)	(50,028,583)
Net increase (decrease) in net assets from Fund share transactions	(30,916,155)	(18,204,584)
Increase (decrease) in net assets	(15,700,111)	(11,830,841)
Net assets at beginning of period	164,721,712	176,552,553
Net assets at end of period (including undistributed net investment income of $699,254 and $221,762, respectively)	$149,021,601	$164,721,712

The accompanying notes are an integral part of the financial statements.
Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2011	2010
Operations: Net investment income	$3,838,909	$3,939,604
Net realized gain (loss)	5,362,362	(13,712,553)
Change in net unrealized appreciation (depreciation)	15,938,665	20,619,702
Net increase (decrease) in net assets resulting from operations	25,139,936	10,846,753
Distributions to shareholders from: Net investment income: Class A	(1,475,168)	(1,627,598)
Class B	(84,614)	(155,939)
Class C	(171,165)	(234,266)
Class S	(2,068,106)	(2,180,817)
Total distributions	(3,799,053)	(4,198,620)
Fund share transactions: Proceeds from shares sold	36,735,648	36,400,735
Reinvestment of distributions	3,705,873	4,078,829
Payments for shares redeemed	(58,903,698)	(51,167,752)
Net increase (decrease) in net assets from Fund share transactions	(18,462,177)	(10,688,188)
Increase from regulatory settlements (see Note E)	—	123,831
Increase (decrease) in net assets	2,878,706	(3,916,224)
Net assets at beginning of period	204,193,515	208,109,739
Net assets at end of period (including undistributed net investment income of $3,430,224 and $3,220,196, respectively)	$207,072,221	$204,193,515

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2011	2010
Operations: Net investment income	$841,589	$718,332
Net realized gain (loss)	2,042,061	(2,493,306)
Change in net unrealized appreciation (depreciation)	5,243,074	3,248,171
Net increase (decrease) in net assets resulting from operations	8,126,724	1,473,197
Distributions to shareholders from: Net investment income: Class A	(488,313)	(558,830)
Class B	(6,884)	(14,046)
Class C	(19,944)	(39,083)
Class S	(184,779)	(147,512)
Total distributions	(699,920)	(759,471)
Fund share transactions: Proceeds from shares sold	18,946,505	25,073,624
Reinvestment of distributions	695,197	753,339
Payments for shares redeemed	(22,917,426)	(13,878,085)
Net increase (decrease) in net assets from Fund share transactions	(3,275,724)	11,948,878
Increase (decrease) in net assets	4,151,080	12,662,604
Net assets at beginning of period	58,081,492	45,418,888
Net assets at end of period (including undistributed net investment income of $511,986 and $350,193, respectively)	$62,232,572	$58,081,492

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2011	2010
Operations: Net investment income	$361,182	$255,836
Net realized gain (loss)	1,172,563	732,962
Change in net unrealized appreciation (depreciation)	1,620,889	(737,656)
Net increase (decrease) in net assets resulting from operations	3,154,634	251,142
Distributions to shareholders from: Net investment income: Class A	(182,773)	(163,816)
Class C	(713)	(611)
Class S	(140,260)	(77,597)
Net realized gains: Class A	(319,212)	—
Class C	(3,940)	—
Class S	(198,324)	—
Total distributions	(845,222)	(242,024)
Fund share transactions: Proceeds from shares sold	13,930,857	17,118,940
Reinvestment of distributions	845,178	241,975
Payments for shares redeemed	(10,509,807)	(5,759,622)
Net increase (decrease) in net assets from Fund share transactions	4,266,228	11,601,293
Increase (decrease) in net assets	6,575,640	11,610,411
Net assets at beginning of period	24,704,684	13,094,273
Net assets at end of period (including undistributed net investment income of $126,953 and $85,650, respectively)	$31,280,324	$24,704,684

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.47	$10.08	$11.49	$12.51	$12.16
Income (loss) from investment operations: Net investment incomea	.24	.25	.36	.40	.38
Net realized and unrealized gain (loss)	.58	.42	(1.36)	(.98)	.57
Total from investment operations	.82	.67	(1.00)	(.58)	.95
Less distributions from: Net investment income	(.23)	(.28)	(.41)	(.44)	(.60)
Net asset value, end of period	$11.06	$10.47	$10.08	$11.49	$12.51
Total Return (%)b,c,d	7.81	6.67	(8.29)	(4.76)	7.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	31	31	34	47
Ratio of expenses before expense reductions (%)e	.71	.74	.77	.69	.63
Ratio of expenses after expense reductions (%)e	.62	.61	.52	.56	.62
Ratio of net investment income (%)	2.12	2.39	3.84	3.24	3.04
Portfolio turnover rate (%)	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class B
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.47	$10.08	$11.49	$12.52	$12.16
Income (loss) from investment operations: Net investment incomea	.15	.17	.29	.30	.29
Net realized and unrealized gain (loss)	.58	.42	(1.36)	(.97)	.57
Total from investment operations	.73	.59	(1.07)	(.67)	.86
Less distributions from: Net investment income	(.14)	(.20)	(.34)	(.36)	(.50)
Net asset value, end of period	$11.06	$10.47	$10.08	$11.49	$12.52
Total Return (%)b,c,d	7.00	5.87	(8.99)	(5.46)	7.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	3	6	8
Ratio of expenses before expense reductions (%)e	1.43	1.43	1.56	1.42	1.34
Ratio of expenses after expense reductions (%)e	1.37	1.36	1.27	1.31	1.34
Ratio of net investment income (%)	1.37	1.64	3.09	2.49	2.32
Portfolio turnover rate (%)	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class C
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.46	$10.07	$11.49	$12.52	$12.16
Income (loss) from investment operations: Net investment incomea	.15	.17	.29	.31	.30
Net realized and unrealized gain (loss)	.58	.42	(1.37)	(.98)	.56
Total from investment operations	.73	.59	(1.08)	(.67)	.86
Less distributions from: Net investment income	(.14)	(.20)	(.34)	(.36)	(.50)
Net asset value, end of period	$11.05	$10.46	$10.07	$11.49	$12.52
Total Return (%)b,c,d	7.01	5.88	(9.06)	(5.43)	7.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	8	13	14
Ratio of expenses before expense reductions (%)e	1.40	1.40	1.45	1.38	1.34
Ratio of expenses after expense reductions (%)e	1.37	1.36	1.27	1.29	1.29
Ratio of net investment income (%)	1.37	1.64	3.09	2.51	2.37
Portfolio turnover rate (%)	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass Retirement Fund — Class S
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.46	$10.08	$11.49	$12.51	$12.16
Income (loss) from investment operations: Net investment incomea	.26	.28	.38	.43	.41
Net realized and unrealized gain (loss)	.59	.41	(1.35)	(.98)	.57
Total from investment operations	.85	.69	(.97)	(.55)	.98
Less distributions from: Net investment income	(.25)	(.31)	(.44)	(.47)	(.63)
Net asset value, end of period	$11.06	$10.46	$10.08	$11.49	$12.51
Total Return (%)b,c	8.18	6.84	(8.04)	(4.52)	8.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	53	53	71	81
Ratio of expenses before expense reductions (%)d	.39	.42	.50	.44	.48
Ratio of expenses after expense reductions (%)d	.37	.36	.27	.30	.37
Ratio of net investment income (%)	2.37	2.64	4.09	3.50	3.29
Portfolio turnover rate (%)	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class A
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.70	$9.39	$11.12	$12.47	$11.98
Income (loss) from investment operations: Net investment incomea	.20	.20	.26	.29	.29
Net realized and unrealized gain (loss)	.85	.33	(1.68)	(1.20)	.86
Total from investment operations	1.05	.53	(1.42)	(.91)	1.15
Less distributions from: Net investment income	(.18)	(.22)	(.31)	(.44)	(.66)
Net asset value, end of period	$10.57	$9.70	$9.39	$11.12	$12.47
Total Return (%)b,c,d	10.80	5.61	(12.46)	(7.39)	9.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	70	77	97	131
Ratio of expenses before expense reductions (%)e	.65	.65	.69	.64	.61
Ratio of expenses after expense reductions (%)e	.58	.57	.48	.51	.57
Ratio of net investment income (%)	1.88	2.02	3.05	2.37	2.28
Portfolio turnover rate (%)	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class B
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.69	$9.38	$11.11	$12.47	$11.98
Income (loss) from investment operations: Net investment incomea	.12	.13	.20	.19	.19
Net realized and unrealized gain (loss)	.84	.32	(1.69)	(1.19)	.86
Total from investment operations	.96	.45	(1.49)	(1.00)	1.05
Less distributions from: Net investment income	(.10)	(.14)	(.24)	(.36)	(.56)
Net asset value, end of period	$10.55	$9.69	$9.38	$11.11	$12.47
Total Return (%)b,c,d	9.88	4.82	(13.14)	(8.06)	8.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	7	10	17	24
Ratio of expenses before expense reductions (%)e	1.45	1.37	1.48	1.39	1.37
Ratio of expenses after expense reductions (%)e	1.33	1.32	1.23	1.26	1.34
Ratio of net investment income (%)	1.13	1.27	2.30	1.62	1.51
Portfolio turnover rate (%)	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class C
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.69	$9.38	$11.10	$12.47	$11.97
Income (loss) from investment operations: Net investment incomea	.12	.13	.20	.20	.20
Net realized and unrealized gain (loss)	.84	.32	(1.68)	(1.20)	.86
Total from investment operations	.96	.45	(1.48)	(1.00)	1.06
Less distributions from: Net investment income	(.10)	(.14)	(.24)	(.37)	(.56)
Net asset value, end of period	$10.55	$9.69	$9.38	$11.10	$12.47
Total Return (%)b,c,d	9.89	4.83	(13.05)	(8.12)	8.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	15	18	28	37
Ratio of expenses before expense reductions (%)e	1.36	1.34	1.41	1.33	1.31
Ratio of expenses after expense reductions (%)e	1.33	1.32	1.23	1.25	1.30
Ratio of net investment income (%)	1.13	1.28	2.30	1.63	1.55
Portfolio turnover rate (%)	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2015 Fund — Class S
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.69	$9.38	$11.11	$12.45	$11.96
Income (loss) from investment operations: Net investment incomea	.23	.22	.28	.32	.32
Net realized and unrealized gain (loss)	.84	.33	(1.68)	(1.19)	.86
Total from investment operations	1.07	.55	(1.40)	(.87)	1.18
Less distributions from: Net investment income	(.21)	(.24)	(.33)	(.47)	(.69)
Net asset value, end of period	$10.55	$9.69	$9.38	$11.11	$12.45
Total Return (%)b,c	10.98	5.89	(12.25)	(7.10)	9.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	73	71	100	135
Ratio of expenses before expense reductions (%)d	.42	.41	.46	.41	.40
Ratio of expenses after expense reductions (%)d	.33	.32	.23	.26	.35
Ratio of net investment income (%)	2.13	2.27	3.30	2.62	2.50
Portfolio turnover rate (%)	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2020 Fund — Class A
	Years Ended August 31,
	2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.56	$11.21		$13.66	$15.47	$14.29
Income (loss) from investment operations: Net investment incomea	.22	.21		.27	.29	.26
Net realized and unrealized gain (loss)	1.18	.36		(2.27)	(1.55)	1.35
Total from investment operations	1.40	.57		(2.00)	(1.26)	1.61
Less distributions from: Net investment income	(.22)	(.23)		(.37)	(.55)	(.43)
Net realized gains	—	—		(.08)	—	—
Total distributions	(.22)	(.23)		(.45)	(.55)	(.43)
Increase from regulatory settlements	—	.01	f	—	—	—
Net asset value, end of period	$12.74	$11.56		$11.21	$13.66	$15.47
Total Return (%)b,c,d	12.08	5.10	f	(14.08)	(8.48)	11.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	80		77	85	100
Ratio of expenses before expense reductions (%)e	.68	.67		.71	.66	.67
Ratio of expenses after expense reductions (%)e	.59	.58		.49	.52	.62
Ratio of net investment income (%)	1.70	1.82		2.63	1.96	1.70
Portfolio turnover rate (%)	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class B
	Years Ended August 31,
	2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.45	$11.11		$13.53	$15.32	$14.15
Income (loss) from investment operations: Net investment incomea	.13	.13		.19	.18	.15
Net realized and unrealized gain (loss)	1.16	.34		(2.24)	(1.54)	1.33
Total from investment operations	1.29	.47		(2.05)	(1.36)	1.48
Less distributions from: Net investment income	(.12)	(.14)		(.29)	(.43)	(.31)
Net realized gains	—	—		(.08)	—	—
Total distributions	(.12)	(.14)		(.37)	(.43)	(.31)
Increase from regulatory settlements	—	.01	f	—	—	—
Net asset value, end of period	$12.62	$11.45		$11.11	$13.53	$15.32
Total Return (%)b,c,d	11.24	4.24	f	(14.69)	(9.15)	10.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	10		14	22	28
Ratio of expenses before expense reductions (%)e	1.54	1.39		1.47	1.42	1.40
Ratio of expenses after expense reductions (%)e	1.34	1.33		1.24	1.28	1.35
Ratio of net investment income (%)	.95	1.07		1.88	1.20	.97
Portfolio turnover rate (%)	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class C
	Years Ended August 31,
	2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.45	$11.11		$13.54	$15.32	$14.15
Income (loss) from investment operations: Net investment incomea	.13	.13		.19	.18	.15
Net realized and unrealized gain (loss)	1.17	.34		(2.25)	(1.52)	1.33
Total from investment operations	1.30	.47		(2.06)	(1.34)	1.48
Less distributions from: Net investment income	(.12)	(.14)		(.29)	(.44)	(.31)
Net realized gains	—	—		(.08)	—	—
Total distributions	(.12)	(.14)		(.37)	(.44)	(.31)
Increase from regulatory settlements	—	.01	f	—	—	—
Net asset value, end of period	$12.63	$11.45		$11.11	$13.54	$15.32
Total Return (%)b,c,d	11.33	4.24	f	(14.74)	(9.05)	10.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	18		21	30	40
Ratio of expenses before expense reductions (%)e	1.40	1.37		1.44	1.38	1.37
Ratio of expenses after expense reductions (%)e	1.34	1.33		1.24	1.27	1.32
Ratio of net investment income (%)	.95	1.07		1.88	1.21	1.00
Portfolio turnover rate (%)	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2020 Fund — Class S
	Years Ended August 31,
	2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.58	$11.23		$13.69	$15.50	$14.32
Income (loss) from investment operations: Net investment incomea	.25	.24		.29	.32	.29
Net realized and unrealized gain (loss)	1.19	.36		(2.28)	(1.54)	1.36
Total from investment operations	1.44	.60		(1.99)	(1.22)	1.65
Less distributions from: Net investment income	(.25)	(.26)		(.39)	(.59)	(.47)
Net realized gains	—	—		(.08)	—	—
Total distributions	(.25)	(.26)		(.47)	(.59)	(.47)
Increase from regulatory settlements	—	.01	e	—	—	—
Net asset value, end of period	$12.77	$11.58		$11.23	$13.69	$15.50
Total Return (%)b,c	12.43	5.36	e	(13.90)	(8.22)	11.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107	96		96	129	153
Ratio of expenses before expense reductions (%)d	.42	.45		.51	.45	.48
Ratio of expenses after expense reductions (%)d	.34	.33		.24	.28	.37
Ratio of net investment income (%)	1.95	2.07		2.88	2.20	1.95
Portfolio turnover rate (%)	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note E). The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.

DWS LifeCompass 2030 Fund — Class A
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.04	$7.87	$10.26	$12.27	$11.50
Income (loss) from investment operations: Net investment incomea	.12	.11	.13	.14	.10
Net realized and unrealized gain (loss)	1.04	.18	(1.94)	(1.32)	1.39
Total from investment operations	1.16	.29	(1.81)	(1.18)	1.49
Less distributions from: Net investment income	(.10)	(.12)	(.11)	(.38)	(.29)
Net realized gains	—	—	(.47)	(.45)	(.43)
Total distributions	(.10)	(.12)	(.58)	(.83)	(.72)
Net asset value, end of period	$9.10	$8.04	$7.87	$10.26	$12.27
Total Return (%)b,c,d	14.44	3.63	(16.57)	(10.40)	13.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	40	31	23	21
Ratio of expenses before expense reductions (%)e	.80	.85	1.17	.99	1.00
Ratio of expenses after expense reductions (%)e	.58	.55	.45	.47	.55
Ratio of net investment income (%)	1.30	1.33	1.83	1.27	.88
Portfolio turnover rate (%)	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class B
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.02	$7.84	$10.21	$12.21	$11.45
Income (loss) from investment operations: Net investment incomea	.05	.05	.08	.06	.01
Net realized and unrealized gain (loss)	1.02	.19	(1.92)	(1.33)	1.37
Total from investment operations	1.07	.24	(1.84)	(1.27)	1.38
Less distributions from: Net investment income	(.03)	(.06)	(.06)	(.28)	(.19)
Net realized gains	—	—	(.47)	(.45)	(.43)
Total distributions	(.03)	(.06)	(.53)	(.73)	(.62)
Net asset value, end of period	$9.06	$8.02	$7.84	$10.21	$12.21
Total Return (%)b,c,d	13.36	2.98	(17.11)	(11.09)	12.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	2	3	4
Ratio of expenses before expense reductions (%)e	1.56	1.63	2.07	1.80	1.81
Ratio of expenses after expense reductions (%)e	1.33	1.30	1.20	1.22	1.30
Ratio of net investment income (%)	.55	.59	1.08	.51	.13
Portfolio turnover rate (%)	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class C
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.01	$7.83	$10.21	$12.21	$11.44
Income (loss) from investment operations: Net investment incomea	.05	.05	.08	.06	.01
Net realized and unrealized gain (loss)	1.03	.19	(1.93)	(1.33)	1.38
Total from investment operations	1.08	.24	(1.85)	(1.27)	1.39
Less distributions from: Net investment income	(.03)	(.06)	(.06)	(.28)	(.19)
Net realized gains	—	—	(.47)	(.45)	(.43)
Total distributions	(.03)	(.06)	(.53)	(.73)	(.62)
Net asset value, end of period	$9.06	$8.01	$7.83	$10.21	$12.21
Total Return (%)b,c,d	13.50	2.99	(17.22)	(11.09)	12.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	6	8	11
Ratio of expenses before expense reductions (%)e	1.50	1.54	1.96	1.74	1.74
Ratio of expenses after expense reductions (%)e	1.33	1.30	1.20	1.23	1.30
Ratio of net investment income (%)	.55	.59	1.08	.51	.13
Portfolio turnover rate (%)	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2030 Fund — Class S
	Years Ended August 31,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.05	$7.87	$10.27	$12.29	$11.51
Income (loss) from investment operations: Net investment incomea	.15	.13	.15	.17	.13
Net realized and unrealized gain (loss)	1.04	.19	(1.95)	(1.33)	1.40
Total from investment operations	1.19	.32	(1.80)	(1.16)	1.53
Less distributions from: Net investment income	(.13)	(.14)	(.13)	(.41)	(.32)
Net realized gains	—	—	(.47)	(.45)	(.43)
Total distributions	(.13)	(.14)	(.60)	(.86)	(.75)
Net asset value, end of period	$9.11	$8.05	$7.87	$10.27	$12.29
Total Return (%)b,c	14.72	4.02	(16.43)	(10.23)	13.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	11	7	6	4
Ratio of expenses before expense reductions (%)d	.55	.59	.97	.77	.78
Ratio of expenses after expense reductions (%)d	.33	.30	.20	.21	.30
Ratio of net investment income (%)	1.55	1.58	2.08	1.52	1.13
Portfolio turnover rate (%)	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

DWS LifeCompass 2040 Fund — Class A
	Years Ended August 31,				Period Ended 8/31/08a
	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$7.14	$6.97		$8.77	$10.00
Income (loss) from investment operations: Net investment incomeb	.09	.08		.08	.06
Net realized and unrealized gain (loss)	.94	.17	c	(1.74)	(.96)
Total from investment operations	1.03	.25		(1.66)	(.90)
Less distributions from: Net investment income	(.09)	(.08)		(.05)	(.33)
Net realized gains	(.16)	—		(.09)	—
Total distributions	(.25)	(.08)		(.14)	(.33)
Net asset value, end of period	$7.92	$7.14		$6.97	$8.77
Total Return (%)d,e,f	14.34	3.58		(18.67)	(9.24	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	17		9	2
Ratio of expenses before expense reductions (%)g	1.02	1.22		2.90	7.14	*
Ratio of expenses after expense reductions (%)g	.55	.54		.49	.49	*
Ratio of net investment income (%)	1.11	1.12		1.32	.86	*
Portfolio turnover rate (%)	33	39		30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
d Total return does not reflect the effect of any sales charge.
e Total return would have been lower had certain expenses not been reduced.
f Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
g The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
	Years Ended August 31,				Period Ended 8/31/08a
	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$7.11	$6.94		$8.73	$10.00
Income (loss) from investment operations: Net investment incomeb	.03	.03		.04	.01
Net realized and unrealized gain (loss)	.94	.17	c	(1.73)	(.96)
Total from investment operations	.97	.20		(1.69)	(.95)
Less distributions from: Net investment income	(.03)	(.03)		(.01)	(.32)
Net realized gains	(.16)	—		(.09)	—
Total distributions	(.19)	(.03)		(.10)	(.32)
Net asset value, end of period	$7.89	$7.11		$6.94	$8.73
Total Return (%)d,e,f	13.53	2.81		(19.43)	(9.54	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2		.2	.3
Ratio of expenses before expense reductions (%)g	1.84	2.20		3.86	7.87	*
Ratio of expenses after expense reductions (%)g	1.30	1.28		1.24	1.24	*
Ratio of net investment income (%)	.36	.37		.57	.11	*
Portfolio turnover rate (%)	33	39		30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
d Total return does not reflect the effect of any sales charge.
e Total return would have been lower had certain expenses not been reduced.
f Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
g The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
	Years Ended August 31,				Period Ended 8/31/08a
	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$7.16	$6.99		$8.79	$10.00
Income (loss) from investment operations: Net investment incomeb	.11	.10		.10	.08
Net realized and unrealized gain (loss)	.94	.17	c	(1.74)	(.96)
Total from investment operations	1.05	.27		(1.64)	(.88)
Less distributions from: Net investment income	(.11)	(.10)		(.07)	(.33)
Net realized gains	(.16)	—		(.09)	—
Total distributions	(.27)	(.10)		(.16)	(.33)
Net asset value, end of period	$7.94	$7.16		$6.99	$8.79
Total Return (%)d,e	14.60	3.83		(18.32)	(9.11	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	8		4	2
Ratio of expenses before expense reductions (%)f	.77	.99		2.70	6.98	*
Ratio of expenses after expense reductions (%)f	.30	.29		.24	.24	*
Ratio of net investment income (%)	1.36	1.37		1.57	1.11	*
Portfolio turnover rate (%)	33	39		30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated DWS funds (the "Underlying DWS Funds") and non-affiliated exchange-traded funds ("ETFs"). ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in the Underlying Funds are valued at the net asset value per share of each class of the Underlying Funds and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2011, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $16,127,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($38,000), August 31, 2017 ($1,780,000), August 31, 2018, ($13,711,000) and August 31, 2019 ($598,000), the respective expiration dates, whichever occurs first.

At August 31, 2011, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $49,096,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($7,136,000), August 31, 2017 ($2,422,000), August 31, 2018 ($29,354,000) and August 31, 2019 ($10,184,000), the respective expiration dates, whichever occurs first.

At August 31, 2011, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $39,343,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($1,856,000), August 31, 2018 ($28,041,000) and August 31, 2019 ($9,446,000), the respective expiration dates, whichever occurs first.

At August 31, 2011, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $5,903,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($209,000), August 31, 2018 ($4,779,000) and August 31, 2019 ($915,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2011 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2011, DWS LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$517,378
Capital loss carryforwards	$(16,127,000)
Net unrealized appreciation (depreciation) on investments	$40,477

In addition, during the years ended August 31, 2011 and August 31, 2010, the tax character of distributions paid to shareholders by DWS LifeCompass Retirement Fund is summarized as follows:
	Years Ended August 31,
	2011	2010
Distributions from ordinary income*	$1,998,573	$2,620,062

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2011, DWS LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$699,254
Capital loss carryforwards	$(49,096,000)
Net unrealized appreciation (depreciation) on investments	$1,477,067

In addition, during the years ended August 31, 2011 and August 31, 2010, the tax character of distributions paid to shareholders by DWS LifeCompass 2015 Fund is summarized as follows:
	Years Ended August 31,
	2011	2010
Distributions from ordinary income*	$2,818,033	$3,945,486

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2011, DWS LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$3,430,224
Capital loss carryforwards	$(39,343,000)
Net unrealized appreciation (depreciation) on investments	$1,680,318

In addition, during the years ended August 31, 2011 and August 31, 2010, the tax character of distributions paid to shareholders by DWS LifeCompass 2020 Fund is summarized as follows:
	Years Ended August 31,
	2011	2010
Distributions from ordinary income*	$3,799,053	$4,198,620

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2011, DWS LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$511,986
Capital loss carryforwards	$(5,903,000)
Net unrealized appreciation (depreciation) on investments	$2,332,451

In addition, during the years ended August 31, 2011 and August 31, 2010 the tax character of distributions paid to shareholders by DWS LifeCompass 2030 Fund is summarized as follows:
	Years Ended August 31,
	2011	2010
Distributions from ordinary income*	$699,920	$759,471

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2011, DWS LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$261,689
Undistributed long-term capital gains	$602,762
Net unrealized appreciation (depreciation) on investments	$1,689,124

In addition, during the years ended August 31, 2011 and August 31, 2010, the tax character of distributions paid to shareholders by DWS LifeCompass 2040 Fund is summarized as follows:
	Years Ended August 31,
	2011	2010
Distributions from ordinary income*	$356,600	$242,024
Distributions from long-term capital gains	$488,622	$—

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as investment subadvisor to the Funds. As an investment subadvisor to the Funds, QS Investors renders strategic asset allocation services to the Funds. QS Investors is paid by the Advisor for the services QS Investors provides to the Funds.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Funds' outstanding shares. At August 31, 2011, DWS LifeCompass Retirement Fund held greater than 5% of the following Underlying DWS Funds outstanding shares: approximately 6% of DWS Short Duration Plus Fund. At August 31, 2011, DWS LifeCompass 2015 Fund held greater than 5% of the following Underlying DWS Fund's outstanding shares: approximately 7% of DWS Short Duration Plus Fund, 6% of DWS Small Cap Core Fund and 5% of of DWS Core Fixed Income Fund. At August 31, 2011, DWS LifeCompass 2020 Fund held greater than 5% of the following Underlying DWS Fund's outstanding shares: approximately 8% of DWS Small Cap Core Fund, 6% of DWS Diversified International Equity Fund, 6% of DWS S&P 500 Plus Fund, 6% of DWS Short Duration Plus Fund and 5% of DWS Core Fixed Income Fund. At August 31, 2011, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2010 through November 30, 2011, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.62%	.58%	.59%	.58%	.55%
Class B	1.37%	1.33%	1.34%	1.33%	—
Class C	1.37%	1.33%	1.34%	1.33%	1.30%
Class S	.37%	.33%	.34%	.33%	.30%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2011, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2011
DWS LifeCompass Retirement Fund	$94,470	$—	$7,475
DWS LifeCompass 2015 Fund	$164,635	$—	$12,528
DWS LifeCompass 2020 Fund	$221,492	$—	$17,338
DWS LifeCompass 2030 Fund	$65,906	$—	$5,235
DWS LifeCompass 2040 Fund	$30,032	$30,032	$—

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2011, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2011
DWS LifeCompass Retirement Fund
Class A	$62,490	$26,231	$9,517
Class B	1,803	987	977
Class C	6,968	1,883	1,481
Class S	80,466	13,787	14,311
	$151,727	$42,888	$26,286
DWS LifeCompass 2015 Fund
Class A	$136,521	$53,552	$15,567
Class B	8,352	6,278	2,259
Class C	17,517	3,998	3,066
Class S	151,932	62,802	14,399
	$314,322	$126,630	$35,291
DWS LifeCompass 2020 Fund
Class A	$191,965	$79,724	$28,261
Class B	17,478	15,663	1,815
Class C	25,524	10,162	6,881
Class S	245,535	92,951	34,200
	$480,502	$198,500	$71,157
DWS LifeCompass 2030 Fund
Class A	$98,079	$95,826	$2,253
Class B	3,182	3,182	—
Class C	7,158	7,158	—
Class S	36,096	34,026	—
	$144,515	$140,192	$2,253
DWS LifeCompass 2040 Fund
Class A	$44,070	$44,070	$—
Class C	668	668	—
Class S	29,834	29,834	—
	$74,572	$74,572	$—

For the year ended August 31, 2011, the Advisor reimbursed DWS LifeCompass 2040 Fund $104, of sub-recordkeeping expenses for Class S shares.

In addition, for the year ended August 31, 2011, the Advisor reimbursed DWS LifeCompass 2040 Fund $35,874 of other expenses.

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2011, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at August 31, 2011
DWS LifeCompass Retirement Fund
Class B	$12,773	$811
Class C	48,827	3,706
	$61,600	$4,517
DWS LifeCompass 2015 Fund
Class B	$38,698	$2,095
Class C	113,698	8,268
	$152,396	$10,363
DWS LifeCompass 2020 Fund
Class B	$59,979	$3,241
Class C	134,927	9,197
	$194,906	$12,438
DWS LifeCompass 2030 Fund
Class B	$13,225	$790
Class C	40,806	2,749
	$54,031	$3,539
DWS LifeCompass 2040 Fund
Class C	$1,675	$136

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2011, the Service Fees were as follows:
Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2011	Annual Effective Rate
DWS LifeCompass Retirement Fund
Class A	$74,267	$—	$12,722	.24%
Class B	4,209	—	607	.25%
Class C	16,170	—	2,549	.25%
	$94,646	$—	$15,878
DWS LifeCompass 2015 Fund
Class A	$176,911	$—	$28,887	.25%
Class B	12,814	—	1,551	.25%
Class C	37,799	—	5,866	.25%
	$227,524	$—	$36,304
DWS LifeCompass 2020 Fund
Class A	$211,668	$—	$32,821	.25%
Class B	19,921	—	2,340	.25%
Class C	44,896	—	5,032	.25%
	$276,485	$—	$40,193
DWS LifeCompass 2030 Fund
Class A	$106,070	$—	$17,833	.25%
Class B	4,398	831	199	.20%
Class C	13,593	1,842	1,518	.22%
	$124,061	$2,673	$19,550
DWS LifeCompass 2040 Fund
Class A	$44,219	$1,240	$7,126	.24%
Class C	557	39	58	.23%
	$44,776	$1,279	$7,184

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2011 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $371, $2,934, $6,670, $1,914 and $921, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2011, the CDSC for Class B shares aggregated $3,622, $10,025, $17,227 and $3,003, and Class C shares aggregated $847, $730, $2,493 and $270, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. For the year ended August 31, 2011, the CDSC for Class C shares aggregated $17 for DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2011, DIDI received $21, $608 and $448, respectively, for Class A shares of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund and DWS LifeCompass 2020 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2011, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2011
DWS LifeCompass Retirement Fund	$9,830	$3,328
DWS LifeCompass 2015 Fund	$8,778	$3,364
DWS LifeCompass 2020 Fund	$10,276	$3,018
DWS LifeCompass 2030 Fund	$9,229	$2,675
DWS LifeCompass 2040 Fund	$9,734	$2,839

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At August 31, 2011, there was one shareholder account that held approximately 14% of the outstanding shares of DWS LifeCompass 2015 Fund and two shareholder accounts that held approximately 16% and 13% of the outstanding shares of DWS LifeCompass 2040 Fund.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	625,028	$7,001,633	1,050,403	$10,955,141
Class B	1,108	12,470	12,364	129,126
Class C	38,380	426,341	66,988	696,503
Class S	518,544	5,805,834	424,560	4,486,652
		$13,246,278		$16,267,422
Shares issued to shareholders in reinvestment of distributions
Class A	54,639	$607,558	80,097	$836,024
Class B	1,979	21,986	5,016	52,432
Class C	6,642	73,851	11,926	124,534
Class S	103,780	1,153,834	135,616	1,413,294
		$1,857,229		$2,426,284
Shares redeemed
Class A	(1,205,637)	$(13,476,808)	(1,166,588)	$(12,253,339)
Class B	(102,319)	(1,133,919)	(135,265)	(1,423,728)
Class C	(167,952)	(1,873,573)	(255,718)	(2,680,660)
Class S	(794,346)	(8,892,217)	(713,564)	(7,506,108)
		$(25,376,517)		$(23,863,835)
Net increase (decrease)
Class A	(525,970)	$(5,867,617)	(36,088)	$(462,174)
Class B	(99,232)	(1,099,463)	(117,885)	(1,242,170)
Class C	(122,930)	(1,373,381)	(176,804)	(1,859,623)
Class S	(172,022)	(1,932,549)	(153,388)	(1,606,162)
		$(10,273,010)		$(5,170,129)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,386,254	$14,800,601	1,820,763	$17,848,954
Class B	3,552	38,168	14,636	142,845
Class C	68,855	745,610	86,220	849,974
Class S	1,305,688	14,167,332	922,866	9,175,268
		$29,751,711		$28,017,041
Shares issued to shareholders in reinvestment of distributions
Class A	107,427	$1,160,363	165,505	$1,632,553
Class B	4,117	44,505	12,485	123,347
Class C	11,138	120,712	21,891	216,295
Class S	130,448	1,406,565	186,548	1,834,763
		$2,732,145		$3,806,958
Shares redeemed
Class A	(2,693,350)	$(29,116,094)	(3,026,237)	$(29,948,393)
Class B	(429,962)	(4,605,548)	(384,775)	(3,807,982)
Class C	(405,123)	(4,406,071)	(490,764)	(4,823,483)
Class S	(2,367,649)	(25,272,298)	(1,156,535)	(11,448,725)
		$(63,400,011)		$(50,028,583)
Net increase (decrease)
Class A	(1,199,669)	$(13,155,130)	(1,039,969)	$(10,466,886)
Class B	(422,293)	(4,522,875)	(357,654)	(3,541,790)
Class C	(325,130)	(3,539,749)	(382,653)	(3,757,214)
Class S	(931,513)	(9,698,401)	(47,121)	(438,694)
		$(30,916,155)		$(18,204,584)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,651,472	$21,428,120	2,233,654	$26,335,909
Class B	961	12,691	24,882	292,777
Class C	75,157	969,629	103,805	1,221,960
Class S	1,086,176	14,325,208	716,051	8,550,089
		$36,735,648		$36,400,735
Shares issued to shareholders in reinvestment of distributions
Class A	111,942	$1,449,646	134,696	$1,600,193
Class B	6,272	80,851	12,432	147,065
Class C	11,797	152,184	17,111	202,426
Class S	156,231	2,023,192	179,070	2,129,145
		$3,705,873		$4,078,829
Shares redeemed
Class A	(2,511,735)	$(32,725,044)	(2,333,317)	$(27,598,566)
Class B	(506,878)	(6,531,780)	(414,494)	(4,868,091)
Class C	(389,133)	(5,056,604)	(447,608)	(5,260,557)
Class S	(1,115,625)	(14,590,270)	(1,127,830)	(13,440,538)
		$(58,903,698)		$(51,167,752)
Net increase (decrease)
Class A	(748,321)	$(9,847,278)	35,033	$337,536
Class B	(499,645)	(6,438,238)	(377,180)	(4,428,249)
Class C	(302,179)	(3,934,791)	(326,692)	(3,836,171)
Class S	126,782	1,758,130	(232,709)	(2,761,304)
		$(18,462,177)		$(10,688,188)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,006,910	$9,521,517	2,352,262	$19,552,196
Class B	8,226	77,808	14,593	123,771
Class C	62,134	596,065	51,533	436,054
Class S	911,543	8,751,115	585,122	4,961,603
		$18,946,505		$25,073,624
Shares issued to shareholders in reinvestment of distributions
Class A	51,473	$484,869	65,328	$555,287
Class B	703	6,638	1,595	13,585
Class C	2,023	19,076	4,389	37,354
Class S	19,598	184,614	17,307	147,113
		$695,197		$753,339
Shares redeemed
Class A	(1,906,708)	$(17,842,607)	(1,283,862)	$(10,840,631)
Class B	(84,354)	(805,174)	(57,730)	(484,647)
Class C	(199,236)	(1,893,004)	(124,195)	(1,031,482)
Class S	(251,483)	(2,376,641)	(182,191)	(1,521,325)
		$(22,917,426)		$(13,878,085)
Net increase (decrease)
Class A	(848,325)	$(7,836,221)	1,133,728	$9,266,852
Class B	(75,425)	(720,728)	(41,542)	(347,291)
Class C	(135,079)	(1,277,863)	(68,273)	(558,074)
Class S	679,658	6,559,088	420,238	3,587,391
		$(3,275,724)		$11,948,878

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	855,046	$7,123,918	1,662,022	$12,214,441
Class C	10,217	83,740	15,359	112,610
Class S	800,407	6,723,199	636,969	4,791,889
		$13,930,857		$17,118,940
Shares issued to shareholders in reinvestment of distributions
Class A	60,626	$501,985	21,612	$163,816
Class C	557	4,609	74	562
Class S	40,892	338,584	10,223	77,597
		$845,178		$241,975
Shares redeemed
Class A	(1,025,883)	$(8,385,896)	(603,412)	$(4,522,635)
Class C	(7,673)	(63,502)	(23,975)	(177,371)
Class S	(246,568)	(2,060,409)	(140,253)	(1,059,616)
		$(10,509,807)		$(5,759,622)
Net increase (decrease)
Class A	(110,211)	$(759,993)	1,080,222	$7,855,622
Class C	3,101	24,847	(8,542)	(64,199)
Class S	594,731	5,001,374	506,939	3,809,870
		$4,266,228		$11,601,293

E. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. For the year ended August 31, 2010, in accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of DWS LifeCompass 2020 Fund, and unclaimed proceeds were then paid to the Fund in the amount of $8,229. In addition, the Fund received $115,602 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Target Date Series and the Shareholders of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively (the five funds constituting DWS Target Date Series) (the "Trust"), at August 31, 2011 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 24, 2011	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

DWS LifeCompass 2040 Fund paid distributions of $0.16 per share from net long-term capital gains during its year ended August 31, 2011, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, DWS LifeCompass 2040 Fund designates $1,043,000 as capital gain dividends for its year ended August 31, 2011, of which 100% represents 15% rate gains.

For corporate shareholders, 100%, 100%, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2011, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $2,846,000, $4,450,000, $5,571,000, $1,362,000 and $548,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of August 31, 2011. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (education committees); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	112	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	112	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	112	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		112	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	112	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	112	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; Independent Director of Barclays Bank Delaware (since September 2010); formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	112	Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	112	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Pro Publica (charitable organization) (2007-2010)	112	Director, CardioNet, Inc. (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007);
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	112	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	112	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	115	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA9 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, US for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin8 (1970) Assistant Secretary, 2009-present	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso8 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby8 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 100 Plaza One, Jersey City, NJ 07311.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 60 Wall Street, New York, NY 10005.

9 Address: 345 Park Avenue, New York, NY 10154.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	TGTAX	—	TGTCX	TGTSX
CUSIP Number	23337A 764	—	23337A 756	23337A 749
Fund Number	457	—	757	2057

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS LIFECOMPASS RETIREMENT FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$37,781	$0	$0	$0
2010	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2015 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$37,781	$0	$0	$0
2010	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2020 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	AllOther Fees Billed to Fund
2011	$37,781	$0	$0	$0
2010	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2030 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$37,781	$0	$0	$0
2010	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

DWS LIFECOMPASS 2040 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$37,781	$0	$0	$0
2010	$37,781	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 25, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 25, 2011